Commitments	6 Months Ended
Jun. 30, 2022
Capital commitments [abstract]
Commitments	Commitments
Obligations under the loan agreement with the EIB

In the event the EIB loan is repaid early, or in the case of occurrence of contractually listed event like a change of control after repayment of the loan, the amount of due royalties will be equal to the net present value of the royalties as determined by an independent expert, such amount not to be less than €35.0 million. As the variable rate of these royalties is not linked to the performance of the stock market but to the performance of the Company, the exposure to market and interest rate risk is considered low.

Any subsidiary whose gross revenues, total assets or EBITDA represent at least 5% of consolidated gross revenues, total consolidated assets or EBITDA is required to guarantee borrowings contracted with EIB. Subject to certain thresholds and exceptions, the financing agreement does not permit the Company, without the prior consent of the EIB, to dispose of assets outside the ordinary course of its business, to make acquisitions or other external growth transactions, to increase debt, to grant guarantees over assets or to pay dividends.

In the event of prepayment, the Company would be required to pay a cancellation fee, calculated as a percentage of the prepaid amount, which percentage decreases over time, and certain other fees.

In certain circumstances, including any material adverse change, a change of control of the Company or if Dr. Laurent Levy, Chairman of the Executive Board, ceases to hold office, the Company may be required to pay a cancellation fee. If Dr. Laurent Levy ceases to hold a certain number of shares or ceases to be an officer, the EIB may require early repayment of the loan.

Obligations under the terms of the rental agreements part of the IFRS 16 exemptions

The obligations of the Company related to the leases falling under the practical expedients (leases related to low-value assets and short-term leases) are as follow:

•Lease related to short-term contract for Nanobiotix Corp offices for which rent is approximately €140 thousand a year and
•Leases related to low-value assets for Nanobiotix S.A.’s printers, of which the annual rent is around €10 thousand.

Obligations related to the MD Anderson agreement

In January 2019, the Company and MD Anderson announced a large-scale research collaboration.

The collaboration will support multiple Phase 1/2 clinical trials involving around 340 patients with NBTXR3 for use in treating several cancer types – including head and neck, pancreatic, thoracic, lung, gastrointestinal and genitourinary cancers.

As part of the funding for this collaboration, Nanobiotix is committed to pay approximately $11 million for the clinical trials contemplated by the agreement during the course of the collaboration on the basis of patients enrolled during the relevant period.
As of June 30, 2022, €3 million has been invoiced since the beginning of the collaboration, of which €0.5 million has remained in prepaid expenses.

An additional payment will also occur in the event of a successful first registration of NBTXR3 with the FDA and 150 patients enrolled in their studies. The amount will be determined based on the date of the FDA registration and the 150th patient enrolled in their studies. This number increases every year and varies between $2.2 million (if it had been payable in 2020) and $16.4 million (if payable in 2030).

Obligations related to the termination of the PharmaEngine agreement

In March 2021, the Company and PharmaEngine mutually agreed to terminate the license and collaboration agreement entered into in August 2012.

During the six-month period ended June 30, 2022, the Company has not paid any amount to PharmaEngine in accordance with the termination agreement signed between the parties (See Note 13.2 Other Provisions).

PharmaEngine is eligible to receive additional $5 million upon the second regulatory approval of NBTXR3 in any jurisdiction in the world and for any indication. The Company has also agreed to pay royalties to PharmaEngine at low single-digit royalty rates with respect to sales of NBTXR3 in the Asia-Pacific region for a 10-year period beginning at the date of the first sales in the region.

Engagement Equity line Kepler Cheuvreux

The Company entered into an equity line agreement with Kepler Cheuvreux in May 2022.

In accordance with the terms of the agreement, Kepler Cheuvreux, acting as financial intermediary and guarantor of the transaction, has undertaken to subscribe for 5,200,000 shares according to a schedule of a maximum duration of 24 months. The shares will be issued on the basis of the lowest volume-weighted average daily trading price for the two trading days preceding each issue, less a maximum discount of 5.0%. (See Note 10.4 Equity Line with Kepler Cheuvreux)